Risk Management_Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	₩ 2,142,269,000,000	₩ 3,217,903,000,000
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	2,090,861,000,000	3,150,149,000,000
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	816,000,000	0
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	381,000,000
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	50,592,000,000	67,373,000,000
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	₩ 0	₩ 0